The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Disclosure of subsidiaries [line items]
Operating profit (loss)	$ 659	[1]	$ 446	$ 575
Net (loss) for the year	542	[1],[2]	(385)	154
Non-controlling interest in net (loss)	(48)	[1]	(41)	5
Total assets (excluding goodwill)	15,139	[3]	12,422	12,895
Total liabilities	12,399	[3]	10,148	10,215
Non-controlling interests	157	[3]	215
Net cash from operating activities	956	[4]	821	801
Net cash from (used in) investing activities	(2,703)	[4]	(495)	(1,502)
Net cash from (used in) financing activities	1,777	[4]	(598)	1,355
Exchange impact on cash and cash equivalents, net	(10)	[4]	(17)	(8)
Net (decrease) increase in cash and cash equivalents	20	[4]	(289)	645
Operating profit (loss)	659	[1]	446	575
Net profit (loss) for the year	542	[1],[2]	(385)	154
Non-controlling interests	(48)	[1]	(41)	5
Total assets (excluding goodwill)	15,139	[3]	12,422	12,895
Total liabilities	12,399	[3]	10,148	10,215
Non-controlling interests	157	[3]	215
Net cash from operating activities	956	[4]	821	801
Net cash from (used in) investing activities	(2,703)	[4]	(495)	(1,502)
Net cash from (used in) financing activities	1,777	[4]	(598)	1,355
Exchange impact on cash and cash equivalents, net	(10)	[4]	(17)	(8)
Increase (decrease) in cash and cash equivalents	20	[4]	(289)	645
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,414		1,346	1,532
Total operating expenses	(509)		(470)	(543)
Operating profit (loss)	100		129	164
Net (loss) for the year	(80)		(46)	23
Non-controlling interest in net (loss)	(40)		(23)	11
Total assets (excluding goodwill)	2,336		2,589	2,256
Total liabilities	2,158		2,303	1,891
Net assets	178		286	365
Non-controlling interests	83		133	170
Dividends and advances paid to non-controlling interest	(5)		(4)	(12)
Net cash from operating activities	272		370	363
Net cash from (used in) investing activities	(295)		(311)	(260)
Net cash from (used in) financing activities	30		(47)	(67)
Exchange impact on cash and cash equivalents, net	(10)		(15)	0
Net (decrease) increase in cash and cash equivalents	(2)		(3)	36
Revenue	1,414		1,346	1,532
Operating expense	509		470	543
Operating profit (loss)	100		129	164
Net profit (loss) for the year	(80)		(46)	23
Non-controlling interests	(40)		(23)	11
Total assets (excluding goodwill)	2,336		2,589	2,256
Total liabilities	2,158		2,303	1,891
Total net assets	178		286	365
Non-controlling interests	83		133	170
Dividends paid to non-controlling interests	5		4	12
Net cash from operating activities	272		370	363
Net cash from (used in) investing activities	(295)		(311)	(260)
Net cash from (used in) financing activities	30		(47)	(67)
Exchange impact on cash and cash equivalents, net	(10)		(15)	0
Increase (decrease) in cash and cash equivalents	(2)		(3)	36
Panama
Disclosure of subsidiaries [line items]
Revenue	633		585	475
Total operating expenses	(207)		(197)	(148)
Operating profit (loss)	7		(60)	(15)
Net (loss) for the year	(37)		(89)	(31)
Non-controlling interest in net (loss)	(7)		(18)	(6)
Total assets (excluding goodwill)	1,717		1,734	1,905
Total liabilities	1,347		1,327	1,411
Net assets	371		407	494
Non-controlling interests	74		81
Net cash from operating activities	179		193	167
Net cash from (used in) investing activities	(118)		(100)	(693)
Net cash from (used in) financing activities	(43)		(69)	580
Net (decrease) increase in cash and cash equivalents	17		24	54
Revenue	633		585	475
Operating expense	207		197	148
Operating profit (loss)	7		(60)	(15)
Net profit (loss) for the year	(37)		(89)	(31)
Non-controlling interests	(7)		(18)	(6)
Total assets (excluding goodwill)	1,717		1,734	1,905
Total liabilities	1,347		1,327	1,411
Total net assets	371		407	494
Non-controlling interests	74		81
Net cash from operating activities	179		193	167
Net cash from (used in) investing activities	(118)		(100)	(693)
Net cash from (used in) financing activities	(43)		(69)	580
Increase (decrease) in cash and cash equivalents	17		24	54
Other
Disclosure of subsidiaries [line items]
Non-controlling interest in net (loss)	(1)		0	0
Non-controlling interests	0		1
Non-controlling interests	(1)		0	0
Non-controlling interests	0		1
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	89		143	183
Non-controlling interests	89		143	183
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	74		81	99
Non-controlling interests	74		81	99
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	(6)		(10)	(13)
Non-controlling interests	$ (6)		$ (10)	(13)
Telefonica Moviles Panama
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value				587
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of subsidiaries [line items]
Notional amount				$ 600	$ 600

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[4]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.